SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION	12 Months Ended
Dec. 31, 2025
Disclosure of supplementary financial statement information [Abstract]
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION
NOTE 20 – SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION

a.	Other receivables

	December 31,
	2024	2025
	in USD thousands
Government institutions	455	33
Advance payments	91	-
Other	932	377
	1,478	410

b.	Accounts payable and accruals

	December 31,
	2024	2025
	in USD thousands
1) Trade:
Accounts payable:
Overseas	4,250	2,814
In Israel	1,333	679
	5,583	3,493
2) Other:
Payroll and related expenses	1,993	523
Accrued expenses	707	372
Accrual for vacation and recreation pay	431	310
Other	-	538
	3,131	1,743

The carrying amounts of accounts payable and accruals approximate their fair value, as the effect of discounting is not material.

c.	Cost of revenues

	Year ended December 31,
	2023	2024	2025
	in USD thousands
License fees and royalties payable to licensor	3,027	3,024	230
Direct costs related to license revenues	203	2,605	-
Amortization of intangible asset	450	3,323	-
Cost of product sales	12	311	-
	3,692	9,263	230

d.	Research and development expenses

	Year ended December 31,
	2023	2024	2025
	in USD thousands
Research and development services	4,603	3,170	3,118
Payroll and related expenses	4,452	3,524	2,982
Lab, occupancy and telephone	969	1,102	855
Professional fees	935	273	390
Share-based compensation	760	451	104
Depreciation and amortization	583	431	495
Other	217	198	149
	12,519	9,149	8,093

e.	Sales and marketing expenses

	Year ended December 31,
	2023	2024	2025
	in USD thousands
Payroll and related expenses	8,868	12,224	-
Medical Affairs	4,824	2,891	-
Marketing	4,091	2,041	-
Travel	986	1,506	-
Office-related expenses	1,923	1,477	-
Business Analytics	1,005	1,264	-
Market Access	1,606	701	-
Professional fees	745	627	-
Share-based compensation	751	98	-
Depreciation and amortization	314	330	-
Loss on abandonment of right-of-use asset	-	246	-
Other	157	200	-
	25,270	23,605	-

f.	General and administrative expenses

	Year ended December 31,
	2023	2024	2025
	in USD thousands
Payroll and related expenses	2,117	2,000	1,407
Professional fees	2,028	1,991	1,290
Insurance	939	808	603
Share-based compensation	780	585	292
Depreciation	37	10	28
Provision for doubtful accounts receivable	-	800	(800)
Other	409	127	324
	6,310	6,321	3,144

g.	Non-operating income (expenses), net

	Year ended December 31,
	2023	2024	2025
	in USD thousands
Changes in fair value of warrants	(11,054)	18,965	8,599
Issuance costs	-	(669)	(702)
Other	235	139	180
	(10,819)	18,435	8,077

h.	Financial income

	Year ended December 31,
	2023	2024	2025
	in USD thousands
Interest income	2,007	1,820	1,124
Exchange differences, net	61	51	340
	2,068	1,871	1,464

i.	Financial expenses

	Year ended December 31,
	2023	2024	2025
	in USD thousands
Interest expense	2,144	9,074	1,251
Bank commissions	25	45	29
	2,169	9,119	1,280